CONSOLIDATED STATEMENTS OF FINANCIAL POSITION $ in Thousands, € in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)
Non‑current assets
Property, plant and equipment	$ 48,247	$ 43,517		$ 22,675
Intangible assets	272,103	181,445		125,228
Deferred tax assets	1,295,853	924,299		97,211
Research and development incentive receivables	86,212	94,854		76,706
Investment in a joint venture	3,378	9,268		9,912
Prepaid expenses	25,811	23,643		47,327
Other non-current assets	51,990	42,393		39,662
Total non‑current assets	1,783,594	1,319,419		418,721
Current assets
Inventories	473,530	407,233		310,550
Prepaid expenses	328,476	187,948		134,072
Trade and other receivables	1,646,692	904,471		496,687
Research and development incentive receivables	10,367	4,625		2,584
Financial assets	948,750	1,878,890		1,131,000
Cash and cash equivalents	3,491,289	1,499,936	[1]	2,048,844	[1]
Total current assets	6,899,104	4,883,103		4,123,737
Total assets	8,682,698	6,202,522		4,542,458
Equity attributable to owners of the parent
Share capital	7,354	7,227		7,058
Share premium	6,186,554	5,948,916		5,651,497
Translation differences	138,570	126,832		131,543
Accumulated losses	(279,769)	(1,571,804)		(2,404,844)
Other reserves	1,270,383	987,112		712,253
Total equity	7,323,092	5,498,283		4,097,507
Non-current liabilities
Provisions for employee benefits	3,093	1,803		1,449
Lease liabilities	36,327	32,520		15,354
Deferred tax liabilities	0	0		5,155
Total non-current liabilities	39,420	34,323		21,958
Current liabilities
Lease liabilities	10,833	6,533		4,646
Trade and other payables	1,267,144	649,993		414,013
Tax liabilities	42,209	13,390		4,334
Total current liabilities	1,320,186	669,916		422,993
Total liabilities	1,359,606	704,239		444,951
Total equity and liabilities	$ 8,682,698	$ 6,202,522		$ 4,542,458

[1]	1)Comparative figures have been aligned to the presentation adopted in the current year.